Related Party Transactions and Balances (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended					6 Months Ended		9 Months Ended				12 Months Ended
	Feb. 29, 2020	Oct. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Compensation expenses												$ 38,080
Principal amounts					$ 241,067		$ 241,067	$ 241,067	$ 241,067			$ 241,067					$ 241,067	$ 241,067
Interest rate							12.00%	12.00%				12.00%						12.00%
Conversion price					$ 0.8		$ 0.8	$ 0.008	$ 0.8			$ 0.8					$ 0.8	$ 0.008
Capital contribution				$ 19,746							$ 19,746	$ 33,009
Proceeds from shareholder advance												95,600				$ 19,443
Due to related party				504,699	$ 95,600	$ 24,628			$ 95,600		504,699	95,600	19,443		$ 24,628	19,443
Accrued officer compensation																		$ 15,000
QDM Holdings Limited [Member]
Due to related party						24,628	$ 71,904								24,628		$ 71,904
President [Member]
Stock issued for services, shares			1,000,000
Chief Executive Officer [Member]
Extinguished debt		$ 53,703
Accrued officer compensation		$ 20,000
Tim Shannon
Shares issued	710,000
Accrued compensation expenses	$ 33,000
Compensation expenses	$ 38,080
Proceeds from shareholder advance						19,443
Capital contribution					14,747						19,747	33,009
Huihe Zheng [Member]
Proceeds from shareholder advance					28,376						258,921	95,600
Due to related party				478,606	$ 95,600				95,600		478,606	$ 95,600
Related Party cost											240,000
Huihe Zheng [Member] | QDM Holdings Limited [Member]
Working capital									115,000
YeeTah Financial Group [Member]
Due to related party				$ 26,093		24,628					26,093				24,628
Related Party cost											0		107,308
Commission expenses											$ 97,631		$ 149,621
YeeTah Financial Group [Member] | QDM Holdings Limited [Member]
Due to related party						$ 24,628	$ 57,425								24,628		57,425
Related Party cost									0	$ 71,538					107,308		107,692
Commission expenses									64,746	108,185
Customer referral services															$ 190,496		$ 402,041
QDM International [Member] | QDM Holdings Limited [Member]
Working capital									$ 10,009	$ 0